Share-based Payments - Summary of Changes in the Number of Stock Options and the Weighted-Average Exercise Price (Parenthetical) (Detail) - ₩ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
16th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised	₩ 41,500
17th grant [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted average exercise price of share options exercised	₩ 36,000	₩ 29,550